Significant Accounting Policies - Intangible assets, net (Details)	12 Months Ended
Dec. 31, 2021
Licenses
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Content
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Brand name
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years